UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2026

Date of reporting period: January 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ATEYX

January 31, 2026

AB Sustainable Global Thematic Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Advisor Class: ATEYX

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATEYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-ADV-0154-0126

Advisor Class: ATEYX

2

Class A: ALTFX

January 31, 2026

AB Sustainable Global Thematic Fund

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ALTFX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Class A: ALTFX

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ALTFX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-A-0154-0126

Class A: ALTFX

2

Class C: ATECX

January 31, 2026

AB Sustainable Global Thematic Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATECX-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Class C: ATECX

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At meetings held on August 5-6, 2025, the Board of Directors/Trustees of the Fund approved a reverse share split for Class C Shares of the Fund. The reverse share split was completed on October 20, 2025, resulting in a 1 for 1.5463 ratio. For more information on the reverse share split, please see the supplement to the Fund's statutory prospectus dated August 7, 2025.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATECX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-C-0154-0126

Class C: ATECX

2

Class I: AGTIX

January 31, 2026

AB Sustainable Global Thematic Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGTIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Class I: AGTIX

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGTIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-I-0154-0126

Class I: AGTIX

2

Class Z: ATEZX

January 31, 2026

AB Sustainable Global Thematic Fund

SCAN ME

Please scan QR code for

Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable Global Thematic Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATEZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,477,670,625
# of Portfolio Holdings	49
Portfolio Turnover Rate	40%
Total Advisory Fees Paid (Net)	$5,024,001

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$63,850,243	4.3%
Microsoft Corp.	$59,370,123	4.0%
Prysmian SpA	$46,114,696	3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$45,750,866	3.1%
STERIS PLC	$45,495,450	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	$45,121,457	3.1%
NVIDIA Corp.	$45,107,062	3.1%
Rockwell Automation, Inc.	$45,061,736	3.0%
Waste Management, Inc.	$41,585,549	2.8%
Veralto Corp.	$40,171,429	2.7%
Total	$477,628,611	32.3%

Class Z: ATEZX

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	31.8%
Industrials	20.0%
Financials	16.2%
Health Care	13.0%
Utilities	5.8%
Communication Services	3.0%
Energy	1.8%
Consumer Discretionary	1.1%
Materials	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	56.8%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	0.6%
Total	100.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ATEZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SGT-Z-0154-0126

Class Z: ATEZX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

January 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SUSTAINABLE GLOBAL THEMATIC FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

January 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.5%
Information Technology – 31.8%
Electronic Equipment, Instruments & Components – 5.7%
Flex Ltd.(a)	343,209	$21,635,895
Halma PLC	662,775	32,190,041
Mirion Technologies, Inc.(a)	341,470	8,482,115
TE Connectivity PLC	97,190	21,651,988

		83,960,039

IT Services – 1.7%
Shopify, Inc. – Class A(a)	195,260	25,623,970

Semiconductors & Semiconductor Equipment – 7.3%
Broadcom, Inc.	52,900	17,525,770
NVIDIA Corp.	236,002	45,107,062
Taiwan Semiconductor Manufacturing Co., Ltd.	816,000	45,121,457

		107,754,289

Software – 10.3%
Cadence Design Systems, Inc.(a)	81,266	24,083,992
Crowdstrike Holdings, Inc. – Class A(a)	53,445	23,590,890
Microsoft Corp.	137,977	59,370,123
Palo Alto Networks, Inc.(a)	127,080	22,489,348
Salesforce, Inc.	108,810	23,099,275

		152,633,628

Technology Hardware, Storage & Peripherals – 6.8%
Apple, Inc.	246,070	63,850,243
Samsung Electronics Co., Ltd.	328,660	36,308,619

		100,158,862

		470,130,788

Industrials – 20.0%
Commercial Services & Supplies – 6.7%
Tetra Tech, Inc.	464,140	17,479,512
Veralto Corp.	405,854	40,171,429
Waste Management, Inc.	187,120	41,585,549

		99,236,490

Construction & Engineering – 2.6%
AECOM	151,484	14,607,602
WSP Global, Inc.	120,359	23,267,433

		37,875,035

Electrical Equipment – 8.4%
Emerson Electric Co.	224,740	33,027,790
Prysmian SpA	389,340	46,114,696
Rockwell Automation, Inc.	106,870	45,061,736

		124,204,222

ABFunds.com	AB Sustainable Global Thematic Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 1.5%
Shenzhen Inovance Technology Co., Ltd. – Class A	1,996,900	$21,473,509

Professional Services – 0.8%
Experian PLC	323,425	12,249,636

		295,038,892

Financials – 16.2%
Banks – 4.6%
Erste Group Bank AG	187,320	24,353,268
NatWest Group PLC	2,576,570	23,484,872
NU Holdings Ltd./Cayman Islands – Class A(a)	1,168,188	20,735,337

		68,573,477

Capital Markets – 6.7%
Jefferies Financial Group, Inc.	437,370	26,758,297
London Stock Exchange Group PLC	299,536	33,410,864
LPL Financial Holdings, Inc.	64,510	23,513,895
Partners Group Holding AG	11,612	15,833,472

		99,516,528

Financial Services – 2.6%
Visa, Inc. – Class A	116,739	37,570,112

Insurance – 2.3%
AIA Group Ltd. – Class H	2,971,400	34,282,448

		239,942,565

Health Care – 13.0%
Biotechnology – 2.1%
AbbVie, Inc.	135,970	30,322,670

Health Care Equipment & Supplies – 6.6%
Medtronic PLC	243,865	25,108,340
STERIS PLC	173,250	45,495,450
Stryker Corp.	74,400	27,495,264

		98,099,054

Health Care Providers & Services – 0.9%
Apollo Hospitals Enterprise Ltd.	184,077	13,918,972

Pharmaceuticals – 3.4%
Galderma Group AG(a)	126,426	23,565,673
Merck & Co., Inc.	242,590	26,750,399

		50,316,072

		192,656,768

Utilities – 5.8%
Electric Utilities – 2.7%
NextEra Energy, Inc.	452,131	39,742,315

Water Utilities – 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,704,967	45,750,866

		85,493,181

2 AB Sustainable Global Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Communication Services – 3.0%
Entertainment – 1.0%
Spotify Technology SA(a)	28,070	$14,044,825

Interactive Media & Services – 2.0%
Alphabet, Inc. – Class A	89,340	30,196,920

		44,241,745

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
Cameco Corp.(b)	221,000	27,269,190

Consumer Discretionary – 1.1%
Broadline Retail – 1.1%
MercadoLibre, Inc.(a)	7,365	15,818,473

Materials – 0.8%
Chemicals – 0.8%
Nissan Chemical Corp.	344,100	11,860,950

Total Common Stocks (cost $1,044,251,143)		1,382,452,552

SHORT-TERM INVESTMENTS – 5.9%
Investment Companies – 5.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.54%(c)(d)(e) (cost $86,813,540)	86,813,540	86,813,540

Total Investments – 99.4% (cost $1,131,064,683)		1,469,266,092
Other assets less liabilities – 0.6%		8,404,533

Net Assets – 100.0%		$1,477,670,625

Country Breakdown (% of Net Assets)

United States	62.7%
United Kingdom	6.0%
Brazil	5.6%
Canada	5.2%
Switzerland	4.1%
Italy	3.1%
Taiwan	3.1%
South Korea	2.5%
Hong Kong	2.3%
Austria	1.6%
China	1.5%
India	0.9%
Japan	0.8%
Other assets less liabilities	0.6%
Total	100.0%

ABFunds.com	AB Sustainable Global Thematic Fund 3

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	301,195	USD	57,589	02/03/2026	$357,280
Bank of America NA	BRL	21,742	USD	4,102	02/03/2026	(29,461)
Bank of America NA	USD	62,029	BRL	322,937	02/03/2026	(666,339)
Bank of America NA	USD	4,268	GBP	3,199	02/26/2026	109,285
Bank of America NA	BRL	301,195	USD	57,513	03/03/2026	642,881
Bank of America NA	USD	51,332	JPY	8,059,310	04/10/2026	1,038,601
Barclays Capital, Inc.	USD	3,781	CAD	5,182	02/05/2026	24,688
Barclays Capital, Inc.	USD	3,143	ZAR	52,878	02/26/2026	124,610
BNP Paribas SA	TWD	118,802	USD	3,789	02/12/2026	34,202
BNP Paribas SA	USD	3,779	TWD	117,446	02/12/2026	(66,799)
BNP Paribas SA	GBP	6,191	USD	8,343	02/26/2026	(127,892)
BNP Paribas SA	USD	4,474	MXN	81,096	03/12/2026	151,445
Citibank NA	BRL	305,308	USD	54,390	02/03/2026	(3,623,391)
Citibank NA	USD	58,375	BRL	305,308	02/03/2026	(362,159)
Citibank NA	USD	12,849	INR	1,143,569	02/10/2026	(381,900)
Citibank NA	TWD	947,002	USD	30,768	02/12/2026	836,207
Citibank NA	USD	4,122	GBP	3,013	02/26/2026	407
Citibank NA	USD	45,843	CNH	318,574	03/26/2026	66,093
Deutsche Bank AG	GBP	43,666	USD	58,139	02/26/2026	(1,610,011)
Deutsche Bank AG	CNH	158,302	USD	22,810	03/26/2026	(2,262)
Goldman Sachs Bank USA	CAD	6,443	USD	4,650	02/05/2026	(82,133)
JPMorgan Chase Bank	USD	4,089	JPY	644,170	04/10/2026	97,035
Morgan Stanley Capital Services, Inc.	USD	19,976	TWD	630,350	02/12/2026	(52,259)
Morgan Stanley Capital Services, Inc.	USD	6,986	JPY	1,097,817	04/10/2026	148,122
Morgan Stanley Capital Services, Inc.	KRW	5,885,717	USD	4,077	04/14/2026	10,019
Morgan Stanley Capital Services, Inc.	CHF	6,854	USD	9,021	04/16/2026	86,056
Morgan Stanley Capital Services, Inc.	USD	37,473	EUR	31,231	04/16/2026	(327,505)
Morgan Stanley Capital Services, Inc.	USD	23,726	AUD	34,206	04/22/2026	86,853
Standard Chartered Bank	USD	4,624	GBP	3,353	02/26/2026	(35,897)
Standard Chartered Bank	KRW	5,837,915	USD	4,055	04/14/2026	20,554
State Street Bank & Trust Co.	USD	4,778	BRL	25,855	02/03/2026	135,043
UBS	CAD	63,689	USD	45,791	02/05/2026	(988,132)
UBS	USD	14,911	CAD	20,780	02/05/2026	351,713
UBS	USD	11,082	SEK	104,399	02/13/2026	644,142
UBS	GBP	12,853	USD	17,298	02/26/2026	(289,000)
UBS	HKD	196,141	USD	25,201	03/18/2026	57,976
UBS	EUR	4,093	USD	4,875	04/16/2026	6,506

						$(3,615,422)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	Affiliated investments.

4 AB Sustainable Global Thematic Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

See notes to financial statements.

ABFunds.com	AB Sustainable Global Thematic Fund 5

STATEMENT OF ASSETS & LIABILITIES

January 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,044,251,143)	$1,382,452,552	(a)
Affiliated issuers (cost $86,813,540)	86,813,540
Cash	36
Cash collateral due from broker	4,060,000
Foreign currencies, at value (cost $1,684,107)	1,709,334
Receivable for investment securities sold and foreign currency transactions	17,232,013
Unrealized appreciation on forward currency exchange contracts	5,029,718
Unaffiliated dividends receivable	3,716,922
Affiliated dividends receivable	164,072
Receivable for capital stock sold	106,456
Receivable due from Adviser	9,034

Total assets	1,501,293,677

Liabilities
Unrealized depreciation on forward currency exchange contracts	8,645,140
Payable for investment securities purchased	8,522,499
Payable for capital stock redeemed	2,575,609
Advisory fee payable	2,414,080
Foreign capital gains tax payable	821,843
Distribution fee payable	149,435
Transfer Agent fee payable	128,953
Administrative fee payable	62,811
Directors’ fees payable	5,729
Dividends payable	207
Accrued expenses	296,746

Total liabilities	23,623,052

Net Assets	$1,477,670,625

Composition of Net Assets
Capital stock, at par	$103,401
Additional paid-in capital	1,154,274,193
Distributable earnings	323,293,031

Net Assets	$1,477,670,625

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$621,773,375	4,608,872	$134.91	*

C	$12,711,106	85,334	$148.96

Advisor	$774,661,016	5,165,688	$149.96

I	$32,957,884	218,782	$150.64

Z	$35,567,244	261,443	$136.04

(a)	Includes securities on loan with a value of $26,996,498 (see Note E).

*	The maximum offering price per share for Class A shares was $140.90 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Sustainable Global Thematic Fund	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2026 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $281,184)	$6,347,606
Affiliated issuers	814,931
Securities lending income, net	5,590	$7,168,127

Expenses
Advisory fee (see Note B)	5,065,804
Distribution fee—Class A	830,886
Distribution fee—Class C	73,389
Transfer agency—Class A	312,609
Transfer agency—Class C	7,130
Transfer agency—Advisor Class	396,024
Transfer agency—Class I	15,601
Transfer agency—Class Z	5,458
Custody and accounting	101,325
Printing	80,931
Administrative	51,591
Registration fees	48,985
Audit and tax	36,453
Legal	29,212
Directors’ fees	14,477
Miscellaneous	27,009

Total expenses	7,096,884
Less: expenses waived and reimbursed by the Adviser (see Note B & E)	(41,803)

Net expenses		7,055,081

Net investment income		113,046

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		11,145,255
Forward currency exchange contracts		(160,027)
Foreign currency transactions		182,348
Net change in unrealized appreciation (depreciation) of:
Investments(b)		8,734,646
Forward currency exchange contracts		(2,640,471)
Foreign currency denominated assets and liabilities		201,915

Net gain on investment and foreign currency transactions		17,463,666

Net Increase in Net Assets from Operations		$17,576,712

(a)	Net of foreign realized capital gains taxes of $135,388.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $312,031.

See notes to financial statements.

ABFunds.com	AB Sustainable Global Thematic Fund 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$113,046	$3,344,588
Net realized gain on investment and foreign currency transactions	11,167,576	233,812,491
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	6,296,090	(190,093,931)

Net increase in net assets from operations	17,576,712	47,063,148
Distributions to Shareholders
Class A	(76,618,129)	(51,955,982)
Class C	(1,489,017)	(2,061,157)
Advisor Class	(86,817,053)	(66,657,205)
Class I	(3,543,522)	(3,830,296)
Class Z	(4,351,771)	(3,240,887)
Capital Stock Transactions
Net increase (decrease)	28,654,469	(202,886,060)

Total decrease	(126,588,311)	(283,568,439)
Net Assets
Beginning of period	1,604,258,936	1,887,827,375

End of period	$1,477,670,625	$1,604,258,936

See notes to financial statements.

8 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Sustainable Global Thematic Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. At meetings held on August 5-6, 2025, the Fund’s Board of Directors (the “Board”) approved a reverse share split for Class C shares. The reverse share spilt was effective on October 20, 2025. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

ABFunds.com	AB Sustainable Global Thematic Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect

10 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management

ABFunds.com	AB Sustainable Global Thematic Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$356,510,671		$113,620,117		$	– 0	–	$470,130,788
Industrials	215,201,051		79,837,841			– 0	–	295,038,892
Financials	108,577,641		131,364,924			– 0	–	239,942,565
Health Care	155,172,123		37,484,645			– 0	–	192,656,768
Utilities	85,493,181		– 0	–		– 0	–	85,493,181
Communication Services	44,241,745		– 0	–		– 0	–	44,241,745
Energy	27,269,190		– 0	–		– 0	–	27,269,190
Consumer Discretionary	15,818,473		– 0	–		– 0	–	15,818,473
Materials	– 0	–	11,860,950			– 0	–	11,860,950
Short-Term Investments	86,813,540		—			– 0	–	86,813,540

Total Investments in Securities	1,095,097,615		374,168,477			– 0	–	1,469,266,092
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	– 0	–	5,029,718			– 0	–	5,029,718
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(8,645,140)			– 0	–	(8,645,140)

Total	$1,095,097,615		$370,553,055		$	– 0	–	$1,465,650,670

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent

12 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those

ABFunds.com	AB Sustainable Global Thematic Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund’s aggregate net assets at the close of business on the last business day of the previous quarter: .25 of .65% of the first $2.5 billion, .25 of .55% of the next $2.5 billion, and .25 of .50% of the net assets in excess of $5 billion. The fee is accrued daily and paid quarterly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2026, the reimbursement for such services amounted to $51,591.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $279,156 for the six months ended January 31, 2026.

14 AB Sustainable Global Thematic Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,007 from the sale of Class A shares and received $105 and $54 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2026, such waiver amounted to $41,803.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2026 is as follows:

Fund	Market Value 7/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$37,790		$316,476	$267,452	$86,814		$815
AB Government Money Market Portfolio*	– 0	–	41	41	– 0	–	0	**

Total					$86,814		$815

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations,

ABFunds.com	AB Sustainable Global Thematic Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,449,174 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2026 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$604,284,973		$808,609,601
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$378,379,072
Gross unrealized depreciation	(43,793,085)

Net unrealized appreciation	$334,585,987

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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NOTES TO FINANCIAL STATEMENTS (continued)

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended January 31, 2026, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

ABFunds.com	AB Sustainable Global Thematic Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended January 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$5,029,718	Unrealized depreciation on forward currency exchange contracts	$8,645,140

Total		$5,029,718		$8,645,140

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(160,027)	$(2,640,471)

Total		$(160,027)	$(2,640,471)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended January 31, 2026:
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$321,489,298
Average principal amount of sale contracts	$369,981,453

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of

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NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$2,148,047	$(695,800)		$	– 0	–	$	– 0	–	$1,452,247
Barclays Capital, Inc.	149,298	– 0	–		– 0	–		– 0	–	149,298
BNP Paribas SA	185,647	(185,647)			– 0	–		– 0	–	– 0	–
Citibank NA	902,707	(902,707)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank	97,035	– 0	–		– 0	–		– 0	–	97,035
Morgan Stanley Capital Services, Inc.	331,050	(331,050)			– 0	–		– 0	–	– 0	–
Standard Chartered Bank	20,554	(20,554)			– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	135,043	– 0	–		– 0	–		– 0	–	135,043
UBS	1,060,337	(1,060,337)			– 0	–		– 0	–	– 0	–

Total	$5,029,718	$(3,196,095)		$	– 0	–	$	– 0	–	$1,833,623	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$695,800	$(695,800)		$	– 0	–	$	– 0	–	$ – 0	–
BNP Paribas SA	194,691	(185,647)			– 0	–		– 0	–	9,044
Citibank NA	4,367,450	(902,707)			(3,464,743)			– 0	–	– 0	–
Deutsche Bank AG	1,612,273	– 0	–		– 0	–		– 0	–	1,612,273
Goldman Sachs Bank USA	82,133	– 0	–		– 0	–		– 0	–	82,133
Morgan Stanley Capital Services, Inc.	379,764	(331,050)			– 0	–		– 0	–	48,714
Standard Chartered Bank	35,897	(20,554)			– 0	–		– 0	–	15,343
UBS	1,277,132	(1,060,337)			– 0	–		– 0	–	216,795

Total	$8,645,140	$(3,196,095)			$(3,464,743)		$	– 0	–	$1,984,302	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such

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NOTES TO FINANCIAL STATEMENTS (continued)

transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an

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NOTES TO FINANCIAL STATEMENTS (continued)

acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended January 31, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*			Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
						Income Earned			Advisory Fee Waived
$ 26,996,498	$	– 0	–	$29,934,973	$5,590	$	– 0	–	$	– 0	–

*	As of January 31, 2026.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025

Class A
Shares sold	52,985	73,914	$7,917,915	$10,998,458

Shares issued in reinvestment of distributions	494,671	309,293	66,859,717	45,852,627

Shares converted from Class C	9,005	8,774	1,355,143	1,286,629

Shares redeemed	(313,490)	(640,940)	(46,083,385)	(95,342,011)

Net increase (decrease)	243,171	(248,959)	$30,049,390	$(37,204,297)

Class C(a)
Shares sold	1,332	3,848	$209,754	$630,930

Shares issued in reinvestment of distributions	8,520	10,980	1,272,933	1,792,679

Shares converted to Class A	(8,212)	(7,921)	(1,355,143)	(1,286,629)

Shares redeemed	(10,581)	(39,669)	(1,714,515)	(6,545,015)

Net decrease	(8,941)	(32,762)	$(1,586,971)	$(5,408,035)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025	Six Months Ended January 31, 2026 (unaudited)	Year Ended July 31, 2025

Advisor Class
Shares sold	303,280	502,076	$48,730,534	$80,956,587

Shares issued in reinvestment of distributions	521,380	360,071	78,306,033	58,464,727

Shares redeemed	(713,372)	(1,780,423)	(115,669,785)	(286,429,700)

Net increase (decrease)	111,288	(918,276)	$11,366,782	$(147,008,386)

Class I
Shares sold	6,952	28,829	$1,146,127	$4,692,314

Shares issued in reinvestment of distributions	23,459	23,467	3,539,308	3,827,733

Shares redeemed	(100,228)	(99,825)	(16,747,225)	(16,347,114)

Net decrease	(69,817)	(47,529)	$(12,061,790)	$(7,827,067)

Class Z
Shares sold	16,873	44,364	$2,526,807	$6,579,635

Shares issued in reinvestment of distributions	30,727	21,042	4,186,263	3,132,524

Shares redeemed	(39,153)	(101,715)	(5,826,012)	(15,150,434)

Net increase (decrease)	8,447	(36,309)	$887,058	$(5,438,275)

(a)	Effective October 20, 2025, Class C share transactions have been adjusted to reflect a 1 for 1.5463 reverse share split.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory, or other uncertainties.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not

ABFunds.com	AB Sustainable Global Thematic Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$6,549,987	$1,335,944
Net long-term capital gains	121,195,540	1,664,302

Total taxable distributions paid	$127,745,527	$3,000,246

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gain	$172,818,748
Other losses	(18,221,873	)(a)(b)
Unrealized appreciation (depreciation)	323,938,936	(c)

Total accumulated earnings (deficit)	$478,535,811

(a)	As of July 31, 2025, the Fund had a post-October short term capital loss deferral of $5,724,273.

(b)	As of July 31, 2025, the Fund had a qualified late-year ordinary loss deferral of $12,497,600.

(c)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Sustainable Global Thematic Fund 25

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2026	Year Ended July 31,
(unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 151.54	$ 158.50	$ 143.28	$ 139.32	$ 179.88	$ 142.42

Income From Investment Operations

Net investment income (loss)(a)(b)	(.09)	.09	†	.20	.18	(.18)	(.92)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60	4.65	15.07	7.06	(22.69)	49.90

Net increase (decrease) in net asset value from operations	1.51	4.74	15.27	7.24	(22.87)	48.98

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.05)	(.33)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.05)	(3.28)	(17.69)	(11.52)

Net asset value, end of period	$ 134.91	$ 151.54	$ 158.50	$ 143.28	$ 139.32	$ 179.88

Total Return

Total investment return based on net asset value(c)*	.98%	3.14	%†	10.65	%+	5.47%	(14.79)%	35.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$621,773	$661,588	$731,435	$732,150	$739,832	$925,129

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.02	%^	1.02%	1.02%	1.05%	1.02%	1.18%

Expenses, before waivers/reimbursements(d)‡	1.03	%^	1.03%	1.03%	1.05%	1.02%	1.18%

Net investment income (loss)(b)	(.12	)%^	.06	%†	.14%	.14%	(.11)%	(.57)%

Portfolio turnover rate	40%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 31.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C(f)
Six Months Ended January 31, 2026	Year Ended July 31,
(unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.09	$ 180.21	$ 164.08	$ 161.57	$ 216.45	$ 176.03

Income From Investment Operations

Net investment loss(a)(b)	(.73)	(1.19	)†	(.99)	(.92)	(1.60)	(2.56)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.74	5.16	17.12	7.99	(25.93)	60.79

Net increase (decrease) in net asset value from operations	1.01	3.97	16.13	7.07	(27.53)	58.23

Less: Distributions

Distributions from net realized gain on investment transactions	(18.14)	(18.09)	– 0	–	(4.56)	(27.35)	(17.81)

Net asset value, end of period	$ 148.96	$ 166.09	$ 180.21	$ 164.08	$ 161.57	$ 216.45

Total Return

Total investment return based on net asset value(c)*	.58%	2.37	%†	9.84%	4.68%	(15.43)%	34.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,711	$15,658	$22,893	$26,660	$28,646	$30,293

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.78	%^	1.77%	1.78%	1.80%	1.77%	1.93%

Expenses, before waivers/reimbursements(d)‡	1.78	%^	1.78%	1.78%	1.80%	1.77%	1.93%

Net investment loss(b)	(.88	)%^	(.71	)%†	(.61)%	(.62)%	(.85)%	(1.29)%

Portfolio turnover rate	40%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 31.

ABFunds.com	AB Sustainable Global Thematic Fund 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2026	Year Ended July 31,
(unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.25	$ 172.34	$ 155.72	$ 151.15	$ 193.31	$ 152.16

Income From Investment Operations

Net investment income (loss)(a)(b)	.11	.49	†	.61	.55	.25	(.49)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.74	5.12	16.37	7.68	(24.72)	53.40

Net increase (decrease) in net asset value from operations	1.85	5.61	16.98	8.23	(24.47)	52.91

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.36)	(.71)	– 0	–	(.24)

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.36)	(3.66)	(17.69)	(11.76)

Net asset value, end of period	$ 149.96	$ 166.25	$ 172.34	$ 155.72	$ 151.15	$ 193.31

Total Return

Total investment return based on net asset value(c)*	1.11%	3.41	%†	10.95	%+	5.73%	(14.57)%	36.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$774,662	$840,277	$1,029,339	$1,109,550	$1,137,575	$1,360,500

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.77	%^	.77%	.77%	.80%	.77%	.93%

Expenses, before waivers/reimbursements(d)‡	.78	%^	.78%	.78%	.80%	.77%	.93%

Net investment income (loss)(b)	.13	%^	.30	%†	.39%	.39%	.15%	(.28)%

Portfolio turnover rate	40%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 31.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2026	Year Ended July 31,
(unaudited)	2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 166.92	$ 173.09	$ 156.40	$ 151.82	$ 194.04	$ 152.73

Income From Investment Operations

Net investment income (loss)(a)(b)	.10	.42	.64	.61	.33	(.54)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.76	5.11	16.43	7.69	(24.86)	53.66

Net increase (decrease) in net asset value from operations	1.86	5.53	17.07	8.30	(24.53)	53.12

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.38)	(.77)	– 0	–	(.29)

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	(11.52)

Total dividends and distributions	(18.14)	(11.70)	(.38)	(3.72)	(17.69)	(11.81)

Net asset value, end of period	$ 150.64	$ 166.92	$ 173.09	$ 156.40	$ 151.82	$ 194.04

Total Return

Total investment return based on net asset value(c)*	1.12%	3.36%	10.96%	5.77%	(14.54)%	36.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,958	$48,172	$58,179	$54,702	$46,118	$38,716

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.77	%^	.80%	.76%	.78%	.75%	.92%

Expenses, before waivers/reimbursements(d)‡	.77	%^	.80%	.76%	.78%	.75%	.92%

Net investment income (loss)(b)	.12	%^	.25%	.41%	.42%	.19%	(.31)%

Portfolio turnover rate	40%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 31.

ABFunds.com	AB Sustainable Global Thematic Fund 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended January 31, 2026	Year Ended July 31,	July 27, 2021(e) to July 31, 2021
(unaudited)	2025	2024	2023	2022

Net asset value, beginning of period	$ 152.43	$ 158.94	$ 143.65	$ 139.78	$ 179.89	$ 178.52

Income From Investment Operations

Net investment income (loss)(a)(b)	.15	.51	.66	.61	.55	(.02)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.60	4.68	15.10	7.06	(22.97)	1.39

Net increase (decrease) in net asset value from operations	1.75	5.19	15.76	7.67	(22.42)	1.37

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	(.47)	(.85)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(18.14)	(11.70)	– 0	–	(2.95)	(17.69)	– 0	–

Total dividends and distributions	(18.14)	(11.70)	(.47)	(3.80)	(17.69)	– 0	–

Net asset value, end of period	$ 136.04	$ 152.43	$ 158.94	$ 143.65	$ 139.78	$ 179.89

Total Return

Total investment return based on net asset value(c)*	1.14%	3.44%	11.03%	5.80%	(14.52)%	.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,567	$38,564	$45,981	$52,622	$50,975	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.71	%^	.71%	.70%	.73%	.71%	.73	%^

Expenses, before waivers/reimbursements(d)‡	.71	%^	.72%	.71%	.73%	.71%	.73	%^

Net investment income (loss)(b)	.19	%^	.34%	.46%	.46%	.36%	(.73	)%^

Portfolio turnover rate	40%	62%	31%	42%	30%	35%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00	%^

See footnote summary on page 31.

30 AB Sustainable Global Thematic Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2026 and year ended July 31, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(e)	Commencement of distributions.

(f)	Per share amounts have been adjusted to reflect the 1 for 1.5463 reverse share split effective October 20, 2025.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .03%.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

†

During the year ended July 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.05		.04%	.04%

Class C	$.06	(f)	.04%	.04%

Advisor Class	$.06		.04%	.04%

^	Annualized.

See	notes to financial statements.

ABFunds.com	AB Sustainable Global Thematic Fund 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested director (the “directors”) AB Sustainable Global Thematic Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

32 AB Sustainable Global Thematic Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Sustainable Global Thematic Fund 33

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the more recent periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously

34 AB Sustainable Global Thematic Fund	ABFunds.com

discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser

ABFunds.com	AB Sustainable Global Thematic Fund 35

across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

36 AB Sustainable Global Thematic Fund	ABFunds.com

AB Sustainable Global Thematic Fund

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SGT-0152-0126

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	March 27, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	March 27, 2026